Share-based Awards - Schedule of Non-cash Stock Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 7,079	$ 9,392
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	3,901	5,175
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 3,178	$ 4,217